Long-term debt - Narrative (Details)	2 Months Ended	12 Months Ended
	Mar. 06, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Net proceeds on issue of long-term debt		$ 0	$ 65,700,000
Accretion of deferred financing costs		3,100,000	3,000,000
Cash balance		375,479,000	$ 223,890,000	$ 254,934,000
Egypt entity
Disclosure of detailed information about borrowings [line items]
Cash balance		$ 131,000,000
Egypt entity
Disclosure of detailed information about borrowings [line items]
Ownership basis, percent		100.00%
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Facilities term		12 years
Egypt limited recourse debt facilities | Egypt entity
Disclosure of detailed information about borrowings [line items]
Percentage of gas requirements (greater than)		70.00%
Shareholder distributions subject to restriction		$ 100,000,000
Principal repayments to be matched with shareholder distributions		$ 100,000,000
Egypt limited recourse debt facilities | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent		0.90%
Egypt limited recourse debt facilities | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent		1.60%
Other limited recourse debt facilities | Issuance of debt
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 43,000,000
Number of vessels to be acquired | vessel	2
Other limited recourse debt facilities | Fixed interest rate | Issuance of debt
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.35%
Other limited recourse debt facilities | 50% owned subsidiary | Issuance of debt
Disclosure of detailed information about borrowings [line items]
Interest %	50.00%
Notional amount	$ 86,000,000
Other limited recourse debt facilities | Minimum
Disclosure of detailed information about borrowings [line items]
Basis spread, percent		0.75%
Facilities term		2 years
Other limited recourse debt facilities | Maximum
Disclosure of detailed information about borrowings [line items]
Basis spread, percent		2.50%
Facilities term		4 years
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facilities term		5 years
Notional amount		$ 300,000,000
Debt covenant, EBITDA to interest coverage ratio		2
Debt covenant, debt to capitalization ratio (less than or equal)		55.00%
Default payment accelerated by a creditor, amount of indebtedness (or more)		$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)		$ 50,000,000